Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Table [Abstract]
Schedule of revenue disaggregated by geography
	Year ended December 31,
	2021		2020
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
USA	$63	2.8%	$105	31.6%
Sweden	928	41.2%	—	—
Germany	351	15.6%	80	24.1%
Israel	34	1.5%	69	20.8%
China	702	31.2%	35	10.6%
Switzerland	53	2.4%	—	—
Hong Kong	35	1.6%	34	10.2%
Other	83	3.7%	9	2.7%
Total revenue	$2,249	100%	$332	100%